Provisions (including post-retirement benefits) - Summary of Provisions, including post-retirement benefits (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	$ 17,665		$ 15,103
Adjustment on currency translation	(546)		890
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	521		141
– change in discount rate	0		816
Charged/(credited) to profit:
– increases to existing and new provisions	2,130		1,074
– change in discount rate	0		140
– unused amounts reversed	(250)		(299)
– exchange losses on provisions	23		(22)
– amortisation of discount	418		377
Utilised in year	(900)		(774)
Re-measurement (gains)/losses recognised in other comprehensive income	(687)		250
Transfers and other movements	(338)		(31)
Provisions (including post-retirement benefits), ending balance	18,036		17,665	$ 15,103
Balance sheet analysis:
Current	2,106		1,729
Non-current	15,930		15,936
Total	18,036		17,665	15,103
Post-employment benefit expense, defined benefit plans	239		205	$ 146
Present value of defined benefit obligation
Balance sheet analysis:
Settlements	380		6
FRANCE
Balance sheet analysis:
Post-employment benefit expense, defined benefit plans	3
FRANCE | Present value of defined benefit obligation
Balance sheet analysis:
Settlements	294	€ 247
Pensions and post-retirement healthcare
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	3,055
Adjustment on currency translation	(11)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	0
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	161
– change in discount rate	0
– unused amounts reversed	0
– exchange losses on provisions	0
– amortisation of discount	0
Utilised in year	(129)
Re-measurement (gains)/losses recognised in other comprehensive income	(687)
Transfers and other movements	(291)
Provisions (including post-retirement benefits), ending balance	2,098		3,055
Balance sheet analysis:
Current	66
Non-current	2,032
Total	2,098		3,055
Pension asset value transferred	89
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	419
Adjustment on currency translation	(23)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	0
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	112
– change in discount rate	0
– unused amounts reversed	(21)
– exchange losses on provisions	0
– amortisation of discount	0
Utilised in year	(102)
Re-measurement (gains)/losses recognised in other comprehensive income	0
Transfers and other movements	9
Provisions (including post-retirement benefits), ending balance	394		419
Balance sheet analysis:
Current	317
Non-current	77
Total	394		419
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	13,335
Adjustment on currency translation	(483)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	518
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	1,475
– change in discount rate	0
– unused amounts reversed	(192)
– exchange losses on provisions	23
– amortisation of discount	415
Utilised in year	(541)
Re-measurement (gains)/losses recognised in other comprehensive income	0
Transfers and other movements	(8)
Provisions (including post-retirement benefits), ending balance	14,542		13,335
Balance sheet analysis:
Current	1,023
Non-current	13,519
Total	14,542		13,335
Other
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	856
Adjustment on currency translation	(29)
Adjustments to mining properties/right of use assets:
– increases to existing and new provisions	3
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	382
– change in discount rate	0
– unused amounts reversed	(37)
– exchange losses on provisions	0
– amortisation of discount	3
Utilised in year	(128)
Re-measurement (gains)/losses recognised in other comprehensive income	0
Transfers and other movements	(48)
Provisions (including post-retirement benefits), ending balance	1,002		856
Balance sheet analysis:
Current	700
Non-current	302
Total	$ 1,002		$ 856